CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 46,286	$ 832,159	[1]
Accounts receivable	79,943	242,075	[1]
Inventory	350,273	388,821	[1]
Recoverable IVA taxes and credits	353,780	417,897	[1]
Prepayments	279,878	52,014
Total Current Assets	1,110,160	1,932,966	[1]
Non-Current Assets
Plant and equipment, net	231,328	300,388	[1]
Intangibles, net	168,417	211,417	[1]
Investment	3,000		[1]
Other assets	9,847	11,712	[1]
Total Non-Current Assets	412,592	523,517	[1]
Total Assets	1,522,752	2,456,483	[1]
Current Liabilities
Accounts payable	320,487	38,372	[1]
Notes payable	526,750	103,320	[1]
Convertible debt, net of unamortized discount of $75,888 and $0, respectively	1,180		[1]
Derivative liability	113,074		[1]
IVA and other taxes payable	166,108	192,044	[1]
Advances from customers	132,133	1,986	[1]
Total Current Liabilities	1,259,732	335,722	[1]
Total Liabilities	1,259,732	335,722	[1]
Stockholders' Equity
Preferred stock, $0.0001 par value; 25,000,000 shares authorized, no preferred shares issued and outstanding at December 31, 2016 and 2015, respectively			[1]
Common stock, $0.0001 par value; 100,000,000 shares authorized, 55,454,000 and 44,784,000 shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively.	5,545	4,478	[1]
Additional paid-in-capital	8,284,522	5,735,861	[1]
Accumulated deficit	(8,757,197)	(4,026,148)	[1]
Accumulated other comprehensive income	730,150	406,570	[1]
Total stockholder's equity - controlling interest	263,020	2,120,761	[1]
Non-controlling interest			[1]
Total Stockholders' Equity	263,020	2,120,761	[1]
Total Liabilities and Stockholders' Equity	$ 1,522,752	$ 2,456,483	[1]

[1]	As Restated